Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Pension plan [member]
Disclosure of defined benefit plans [line items]
Transfer of accumulated actuarial losses to retained earnings	$ 5	$ 5